Property, Plant and Equipment - Summary of Carrying Amount of Each Class of Property Plant and Equipment (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 38,333	$ 288,418
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	31,105	98,820
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	1,938	11,052
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 5,290	$ 178,546